SUPPLY CHAIN FINANCE	9 Months Ended
Sep. 30, 2021
Supply Chain Finance
SUPPLY CHAIN FINANCE

16.	SUPPLY CHAIN FINANCE

	09.30.21	12.31.20
Supply chain finance
Domestic market	1,749,226	1,309,167
Foreign market	168,093	165,060
	1,917,319	1,474,227

(-) Adjustment to present value	(28,100)	(21,590)
	1,889,219	1,452,637

The Company has agreements with several financial institutions that allow the suppliers to anticipate their receivables. The suppliers may choose whether to participate and if so, with which institution. The anticipation allows the suppliers to better manage their cash flow needs. This flexibility allows the Company to intensify its commercial relations with the network of suppliers by potentially leveraging benefits such as preference for supply in case of restricted supply, better price conditions and/or more flexible payment terms, among others, without identifiable changes in other commercial conditions. The operations presented in this line item are the ones in which there were changes in the payment terms and prices negotiated with the suppliers.

On September 30, 2021, the discount rates applied to the supply chain finance transactions agreed between our suppliers and the financial institutions in the domestic market were set between 0.54% and 0.74% p.m. (0.38% to 0.47% p.m. on December 31, 2020).

On September 30, 2021, the discount rates applied to the supply chain finance transactions agreed between our suppliers and the financial institutions in the external market were set between 0.18% and 0.38% p.m. (0.18% to 0.40% p.m. on December 31, 2020).